VOYA BALANCED PORTFOLIO, INC.

Voya Balanced Portfolio

(“Portfolio”)

Supplement dated March 13, 2017

to the Portfolio’s Institutional Class and Service Class

Prospectus and related Summary Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated May 1, 2016

Effective April 3, 2017, Christine Hurtsellers will no longer serve as portfolio manager for the Portfolio and Matthew Toms is being added as a portfolio manager for the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

1.	All references to Christine Hurtsellers as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher F. Corapi	Matthew Toms, CFA
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/17)

Paul Zemsky, CFA

Portfolio Manager (since 04/07)

3.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Balanced Portfolio:”

Matthew Toms, CFA, Portfolio Manager, and chief investment officer (“CIO”) of fixed-income at Voya Investment Management, joined Voya IM in September, 2009. In this role, Mr. Toms leads a team of more than 100 investment professionals. Before becoming CIO, Mr. Toms was head of public fixed-income at Voya Investment Management, overseeing the investment teams responsible for investment grade corporate, high yield corporate, structured products, mortgage-backed securities, emerging market debt and money market strategies for Voya’s general account and third-party business. Prior to joining Voya IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INTERMEDIATE BOND PORTFOLIO

Voya Intermediate Bond Portfolio

(“Portfolio”)

Supplement dated March 13, 2017

to the Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class

Prospectus and related Summary Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated May 1, 2016

Effective April 3, 2017, Christine Hurtsellers will no longer serve as portfolio manager for the Portfolio and Randall Parrish and David Goodson will be added as portfolio managers for the Portfolio. The Portfolio’s Prospectuses are hereby revised as follows:

1.	All references to Christine Hurtsellers as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

David Goodson	Randall Parrish, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

Matthew Toms, CFA

Portfolio Manager (since 08/10)

3.	The following paragraphs are added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Voya Intermediate Bond Portfolio:”

David Goodson, Senior Portfolio Manager for Voya IM’s securitized credit investment portfolios, joined Voya IM in 2002.

Randall Parrish, CFA, serves as Senior Portfolio Manager and head of U.S. high-yield at Voya IM. Before being named a portfolio manager in 2007, Mr. Parrish served as a high-yield analyst focused on the media and retail/consumer sectors. Prior to joining Voya IM, Mr. Parrish was a corporate banker in leveraged finance with Sun Trust Bank and predecessors to Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE